Cover Page	Jul. 30, 2021	Jan. 28, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 30, 2021
Entity Registrant Name		8X8 INC /DE/
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38312
Entity Tax Identification Number		77-0142404
Entity Address, Address Line One		675 Creekside Way
Entity Address, City or Town		Campbell
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95008
City Area Code		408
Local Phone Number		727-1885
Title of 12(b) Security		COMMON STOCK, PAR VALUE $.001 PER SHARE
Trading Symbol		EGHT
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001023731
Amendment Flag		false